Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	$ 1,437	$ 1,574
Additions	36	23
Amortisation for the year	(60)	(93)
Impairments for the year		(52)
Disposals	(16)
Divestment and demerger of subsidiaries and operations	(66)
Transfers and other movements	38	(15)
At the end of the financial year	1,369	1,437
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	2,703
At the end of the financial year	2,560	2,703
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,266)
At the end of the financial year	(1,191)	(1,266)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,197	1,197
At the end of the financial year	1,197	1,197
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,197
At the end of the financial year	1,197	1,197
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	240	377
Additions	36	23
Amortisation for the year	(60)	(93)
Impairments for the year		(52)
Disposals	(16)
Divestment and demerger of subsidiaries and operations	(66)
Transfers and other movements	38	(15)
At the end of the financial year	172	240
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,506
At the end of the financial year	1,363	1,506
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,266)
At the end of the financial year	$ (1,191)	$ (1,266)